                         MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus


         During the period from May 12, 1997 through July 11, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Raymond James & Associates, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Raymond James & Associates, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                  The date of this Supplement is May 12, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus


         During the period from May 12, 1997 through July 11, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Investment Management and Research, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Investment Management and Research, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                  The date of this Supplement is May 12, 1997.

                          MASSACHUSETTS INVESTORS TRUST

                      Supplement to the Current Prospectus


         During the period from May 12, 1997 through July 11, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Robert Thomas Securities 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Robert Thomas Securities an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



                  The date of this Supplement is May 12, 1997.